General and Administrative expense (Details) - USD ($) $ in Thousands		3 Months Ended
		Nov. 30, 2022	Nov. 30, 2021
General And Administrative Expenses
Directors’ fees (Note 15)		$ 107	$ 73
Insurance		(99)	(122)
Office and general		19	108
Shareholder information		128	113
Professional fees		101	152
Salaries and benefits(Note 15)	[1]	(484)	(628)
Consulting		51	45
Share-based compensation expense (Note 15)	[1]	753	980
Travel and accommodation		(47)	(43)
Depreciation	[1]	40	81
Other		8
Total general and administrative expenses		$ 1,837	$ 2,345

[1]	As a result of adoption to amendments to IAS 16, Property, Plant and Equipment, during the year ended August 31, 2022, certain costs incurred related to Buckreef’s operating costs, post adoption, were recorded in cost of sales.